BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Cash Flows of BBB Foods Inc. (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss) before income tax	$ 323,472	$ (226,260)	$ 621,026	$ (17,666)	$ (100,905)	$ (363,747)	$ (724,862)
Adjustments for:
Interest expense on Promissory Notes					619,779	615,592	537,411
Interest on bonus payable to related parties					29,747	45,319	26,446
Exchange rate fluctuation			(385,335)	(469,030)	(610,703)	(285,990)	125,221
Net cash flows provided by operating activities			2,378,208	1,942,839	3,140,349	2,116,335	1,366,308
Investing activities
Net cash flows used in investing activities			(4,171,848)	(901,193)	(1,778,789)	(1,111,350)	(524,080)
Financing activities
Proceeds from borrowings			58,806	300,314	99,618	82,527
Net cash flows obtained from (used in) financing activities			1,747,828	(1,027,374)	(1,095,692)	(1,027,115)	(450,241)
Net (decrease) increase in cash and cash equivalents			(45,812)	14,272	265,868	(22,130)	391,987
Net foreign exchange difference			94,243	1,835	(30,373)	7,066	(1,963)
Cash and cash equivalents at beginning of period			1,220,471	984,976	984,976	1,000,040	610,016
Cash and cash equivalents at end of period	$ 1,268,902	$ 1,001,083	1,268,902	1,001,083	1,220,471	984,976	1,000,040
BBB Foods Inc.
Operating activities
Profit (loss) before income tax					(315,630)	(565,110)	(816,674)
Adjustments for:
Equity method in investments in subsidiaries					245,727	211,515	149,294
Interest expense on Promissory Notes					619,779	615,592	537,411
Costs of modification of Promissory Notes					84,236
Interest on bonus payable to related parties					4,524	3,460	3,076
Exchange rate fluctuation					(641,076)	(285,990)	125,221
Total adjustments					(2,440)	(20,533)	(1,672)
Decrease in other current assets					64	32	(17)
Bonus payable to related parties						11,787	4,188
Net cash flows provided by operating activities					(2,376)	(8,714)	2,499
Investing activities
Capital contributions to Investment in subsidiaries						(135,900)	(3,184)
Net cash flows used in investing activities						(135,900)	(3,184)
Financing activities
Proceeds from borrowings							149,411
Net cash flows obtained from (used in) financing activities							149,411
Net (decrease) increase in cash and cash equivalents					2,376	(144,614)	148,726
Cash and cash equivalents at beginning of period			$ 14,988	$ 17,364	17,364	161,978	13,252
Cash and cash equivalents at end of period					$ 14,988	$ 17,364	$ 161,978